Accrued Expenses And Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Social insurance and benefits payables	$ 3,795	$ 3,135
Rental payable	2,129	1,517
Payables to suppliers	1,167	645
Accrued professional fees	1,038	1,118
Government subsidies	995	683
Accrued wages	852	1,067
Tax payables	452	2,239
Accrued royalty and license fee	287	430
Payables for construction in progress	212	2,426
Accrued facility fee	211	322
Customer deposits for minimum purchase	161	159
Commission payable	110
Warranty provision	83	36
Accrued testing fee	42
Accrued advertising expense		6,135
Others	250	279
Accrued expenses and other current liabilities	$ 11,784	$ 20,191